FRANKLIN INTERNATIONAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	June 30, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 91.7%
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.3%
Koninklijke KPN NV	224,915	$802,298	(a)
Nippon Telegraph & Telephone Corp.	42,300	1,214,526	(a)

Total Diversified Telecommunication Services		2,016,824

Entertainment - 1.0%
Nintendo Co. Ltd.	2,600	1,123,700	(a)
Square Enix Holdings Co. Ltd.	10,300	456,535	(a)

Total Entertainment		1,580,235

Interactive Media & Services - 0.9%
Auto Trader Group PLC	50,549	341,823	(a)
Kakaku.com Inc.	18,000	297,240	(a)
Rightmove PLC	110,933	767,625	(a)

Total Interactive Media & Services		1,406,688

Media - 0.6%
CyberAgent Inc.	25,400	253,196	(a)
Eutelsat Communications SA	15,452	174,572	(a)
WPP PLC	55,077	553,482	(a)

Total Media		981,250

Wireless Telecommunication Services - 0.3%
SoftBank Group Corp.	13,536	523,117	(a)

TOTAL COMMUNICATION SERVICES		6,508,114

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.9%
Aisin Corp.	16,700	517,417	(a)
Cie Generale des Etablissements Michelin SCA	16,948	466,022	(a)
NGK Spark Plug Co. Ltd.	27,000	490,547	(a)

Total Auto Components		1,473,986

Automobiles - 2.2%
Isuzu Motors Ltd.	43,900	484,013	(a)
Mercedes-Benz Group AG	20,335	1,176,784	(a)
Toyota Motor Corp.	84,545	1,302,052	(a)
Yamaha Motor Co. Ltd.	26,100	478,637	(a)

Total Automobiles		3,441,486

Distributors - 0.3%
Inchcape PLC	62,956	533,623	(a)

Hotels, Restaurants & Leisure - 0.3%
InterContinental Hotels Group PLC	9,524	504,933	(a)

Household Durables - 1.5%
Berkeley Group Holdings PLC	10,989	498,603	(a)

See Notes to Schedule of Investments.

Franklin International Equity Fund 2022 Quarterly Report	1

FRANKLIN INTERNATIONAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Household Durables - continued
Rinnai Corp.	6,000	$412,937	(a)
Sekisui House Ltd.	40,545	709,603	(a)
Sony Group Corp.	9,542	779,809	(a)

Total Household Durables		2,400,952

Leisure Products - 0.6%
Sankyo Co. Ltd.	29,600	894,947	(a)

Multiline Retail - 1.5%
Canadian Tire Corp. Ltd., Class A Shares	6,000	756,992
Dollarama Inc.	17,100	984,658
Next PLC	10,168	725,980	(a)

Total Multiline Retail		2,467,630

Specialty Retail - 1.2%
H & M Hennes & Mauritz AB, Class B Shares	33,923	405,571	(a)
Industria de Diseno Textil SA	24,572	556,493	(a)
JD Sports Fashion PLC	273,197	384,231	(a)
Kingfisher PLC	173,672	516,525	(a)

Total Specialty Retail		1,862,820

Textiles, Apparel & Luxury Goods - 3.7%
adidas AG	3,558	629,272	(a)
Burberry Group PLC	25,643	512,991	(a)
Cie Financiere Richemont SA, Registered Shares	9,524	1,014,268	(a)
Hermes International	890	1,005,459	(a)
LVMH Moet Hennessy Louis Vuitton SE	2,033	1,254,632	(a)
Pandora A/S	9,302	587,827	(a)
Puma SE	5,221	343,842	(a)
Swatch Group AG, Registered Shares	11,862	527,059	(a)

Total Textiles, Apparel & Luxury Goods		5,875,350

TOTAL CONSUMER DISCRETIONARY		19,455,727

CONSUMER STAPLES - 12.0%
Beverages - 1.6%
Diageo PLC	25,643	1,106,285	(a)
Kirin Holdings Co. Ltd.	32,000	504,328	(a)
Remy Cointreau SA	2,564	451,537	(a)
Treasury Wine Estates Ltd.	62,278	487,591	(a)

Total Beverages		2,549,741

Food & Staples Retailing - 3.8%
Carrefour SA	36,879	654,345	(a)
Empire Co. Ltd., Class A Shares	33,100	1,019,589
George Weston Ltd.	7,600	887,828
Jeronimo Martins SGPS SA	30,177	655,911	(a)

See Notes to Schedule of Investments.

2	Franklin International Equity Fund 2022 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Food & Staples Retailing - continued
Kesko oyj, Class B Shares	19,817	$467,819	(a)
Lawson Inc.	12,700	422,266	(a)
Loblaw Cos. Ltd.	9,300	838,748
Sundrug Co. Ltd.	20,200	452,619	(a)
Tesco PLC	177,946	553,474	(a)

Total Food & Staples Retailing		5,952,599

Food Products - 3.6%
China Feihe Ltd.	154,000	177,385	(a)
Nestle SA, Registered Shares	33,893	3,976,366	(a)
Toyo Suisan Kaisha Ltd.	12,900	503,191	(a)
WH Group Ltd.	411,173	318,121	(a)
Yakult Honsha Co. Ltd.	12,100	698,537	(a)

Total Food Products		5,673,600

Personal Products - 1.5%
Kao Corp.	8,500	343,032	(a)
L’Oreal SA	3,966	1,370,283	(a)
Unilever PLC	15,251	694,331	(a)

Total Personal Products		2,407,646

Tobacco - 1.5%
Japan Tobacco Inc.	45,100	780,081	(a)
Swedish Match AB	159,919	1,632,961	(a)

Total Tobacco		2,413,042

TOTAL CONSUMER STAPLES		18,996,628

ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Aker BP ASA	17,150	592,633	*(a)
BP PLC	134,137	631,770	(a)
Eni SpA	92,855	1,103,097	(a)
Equinor ASA	25,394	883,341	(a)
Lundin Energy AB	18,034	12,293	(a)
Repsol SA	82,891	1,220,559	(a)
Shell PLC	33,689	879,131	(a)
Shell PLC	65,000	1,685,552	(a)
TotalEnergies SE	12,779	673,606	(a)

TOTAL ENERGY		7,681,982

FINANCIALS - 16.7%
Banks - 7.9%
Banco Bilbao Vizcaya Argentaria SA	146,536	665,080	(a)
Banco do Brasil SA	80,000	509,645
Banco Santander SA	372,829	1,051,360	(a)

See Notes to Schedule of Investments.

Franklin International Equity Fund 2022 Quarterly Report	3

FRANKLIN INTERNATIONAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Banks - continued
Bank Leumi Le-Israel BM	127,100	$1,137,399	(a)
Bank of Nova Scotia	10,900	645,092
Barclays PLC	415,197	777,313	(a)
BNP Paribas SA	28,894	1,375,728	(a)
Commerzbank AG	82,000	574,535	*(a)
Danske Bank A/S	31,166	441,716	(a)
HSBC Holdings PLC	99,749	650,746	(a)
ING Groep NV	62,278	618,080	(a)
Lloyds Banking Group PLC	1,909,013	984,695	(a)
Natwest Group PLC	228,782	608,597	(a)
Nordea Bank Abp	105,945	933,023	(a)
Societe Generale SA	32,970	723,081	(a)
Sumitomo Mitsui Financial Group Inc.	29,200	867,211	(a)

Total Banks		12,563,301

Capital Markets - 2.2%
3i Group PLC	36,633	494,898	(a)
Deutsche Bank AG, Registered Shares	58,614	510,735	(a)
Deutsche Boerse AG	3,389	566,825	(a)
Nomura Holdings Inc.	147,000	537,665	(a)
SBI Holdings Inc.	22,900	448,467	(a)
UBS Group AG, Registered Shares	59,313	957,439	(a)

Total Capital Markets		3,516,029

Insurance - 6.6%
AIA Group Ltd.	105,400	1,157,730	(a)
Allianz SE, Registered Shares	7,795	1,488,019	(a)
ASR Nederland NV	15,742	640,031	(a)
Direct Line Insurance Group PLC	188,350	577,303	(a)
Japan Post Holdings Co. Ltd.	93,100	665,185	(a)
Japan Post Insurance Co. Ltd.	35,600	569,748	(a)
Legal & General Group PLC	280,808	819,700	(a)
Manulife Financial Corp.	45,100	782,032
MS&AD Insurance Group Holdings Inc.	22,600	692,888	(a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	5,412	1,271,813	(a)
NN Group NV	18,767	858,343	(a)
SCOR SE	20,724	445,589	(a)
T&D Holdings Inc.	42,600	509,145	(a)

Total Insurance		10,477,526

TOTAL FINANCIALS		26,556,856

See Notes to Schedule of Investments.

4	Franklin International Equity Fund 2022 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
HEALTH CARE - 11.7%
Biotechnology - 0.6%
CSL Ltd.	1,739	$323,121	(a)
Genmab A/S	2,118	687,018	*(a)

Total Biotechnology		1,010,139

Health Care Equipment & Supplies - 1.2%
Hoya Corp.	5,700	487,264	(a)
Inmode Ltd.	17,000	380,970	*
Sonova Holding AG, Registered Shares	1,831	583,122	(a)
Straumann Holding AG, Registered Shares	3,378	406,349	(a)

Total Health Care Equipment & Supplies		1,857,705

Health Care Providers & Services - 0.2%
Sonic Healthcare Ltd.	14,653	334,049	(a)

Pharmaceuticals - 9.7%
Astellas Pharma Inc.	52,500	817,984	(a)
AstraZeneca PLC	7,197	943,395	(a)
Bayer AG, Registered Shares	17,500	1,039,737	(a)
Chugai Pharmaceutical Co. Ltd.	29,700	760,062	(a)
Euroapi SA	413	6,515	*(a)
GSK PLC	46,715	1,004,485	(a)
Ipsen SA	4,800	453,150	(a)
Merck KGaA	3,663	618,237	(a)
Nippon Shinyaku Co. Ltd.	6,300	383,346	(a)
Novartis AG, Registered Shares	17,361	1,468,600	(a)
Novo Nordisk A/S, Class B Shares	29,908	3,319,530	(a)
Ono Pharmaceutical Co. Ltd.	26,000	667,487	(a)
Roche Holding AG	9,524	3,179,375	(a)
Sanofi	6,960	703,835	(a)

Total Pharmaceuticals		15,365,738

TOTAL HEALTH CARE		18,567,631

INDUSTRIALS - 11.9%
Aerospace & Defense - 0.4%
Airbus SE	6,594	647,450	(a)

Air Freight & Logistics - 0.3%
Yamato Holdings Co. Ltd.	25,400	405,936	(a)

Building Products - 0.8%
Cie de Saint-Gobain	19,942	866,249	(a)
ROCKWOOL A/S, Class B Shares	2,000	452,171	(a)

Total Building Products		1,318,420

Construction & Engineering - 0.3%
Skanska AB, Class B Shares	30,000	460,337	(a)

See Notes to Schedule of Investments.

Franklin International Equity Fund 2022 Quarterly Report	5

FRANKLIN INTERNATIONAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Industrial Conglomerates - 0.9%
Jardine Matheson Holdings Ltd.	13,400	$705,273	(a)
Siemens AG, Registered Shares	6,270	638,146	(a)

Total Industrial Conglomerates		1,343,419

Machinery - 3.3%
Aalberts NV	16,014	629,651	(a)
Amada Co. Ltd.	59,500	437,635	(a)
CNH Industrial NV	47,776	554,507	(a)
Daimler Truck Holding AG	10,167	265,347	*(a)
GEA Group AG	19,488	671,573	(a)
IMI PLC	38,129	544,485	(a)
NGK Insulators Ltd.	29,200	393,762	(a)
Schindler Holding AG	2,287	417,495	(a)
Spirax-Sarco Engineering PLC	4,137	497,919	(a)
Trelleborg AB, Class B Shares	21,182	427,285	(a)
Valmet oyj	18,640	457,855	(a)

Total Machinery		5,297,514

Marine - 1.2%
A.P. Moller - Maersk A/S, Class B Shares	404	948,879	(a)
Kuehne + Nagel International AG, Registered Shares	2,542	601,831	(a)
ZIM Integrated Shipping Services Ltd.	7,600	358,948

Total Marine		1,909,658

Professional Services - 1.0%
Bureau Veritas SA	25,821	662,026	(a)
Wolters Kluwer NV	8,792	855,300	(a)

Total Professional Services		1,517,326

Trading Companies & Distributors - 3.3%
Ashtead Group PLC	19,488	817,531	(a)
Bunzl PLC	23,026	762,524	(a)
Howden Joinery Group PLC	46,528	343,528	(a)
Marubeni Corp.	60,000	541,618	(a)
Mitsubishi Corp.	44,845	1,333,481	(a)
Mitsui & Co. Ltd.	68,699	1,517,065	(a)

Total Trading Companies & Distributors		5,315,747

Transportation Infrastructure - 0.4%
Kamigumi Co. Ltd.	36,400	704,992	(a)

TOTAL INDUSTRIALS		18,920,799

See Notes to Schedule of Investments.

6	Franklin International Equity Fund 2022 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 1.1%
Nokia Oyj	180,097	$838,924	(a)
Telefonaktiebolaget LM Ericsson, Class B Shares	121,844	909,404	(a)

Total Communications Equipment		1,748,328

Electronic Equipment, Instruments & Components - 0.4%
Hirose Electric Co. Ltd.	2,500	330,133	(a)
Nippon Electric Glass Co. Ltd.	21,346	406,587	(a)

Total Electronic Equipment, Instruments & Components		736,720

Semiconductors & Semiconductor Equipment - 2.6%
ASML Holding NV	6,096	2,942,100	(a)
BE Semiconductor Industries NV	6,653	320,356	(a)
Tokyo Electron Ltd.	2,600	843,343	(a)

Total Semiconductors & Semiconductor Equipment		4,105,799

Software - 2.5%
Check Point Software Technologies Ltd.	10,454	1,273,088	*
Nice Ltd.	2,560	493,323	*(a)
Open Text Corp.	10,800	408,524
Sage Group PLC	68,784	531,987	(a)
SAP SE	7,979	726,908	(a)
SimCorp A/S	7,795	566,568	(a)

Total Software		4,000,398

Technology Hardware, Storage & Peripherals - 0.9%
Brother Industries Ltd.	39,000	686,183	(a)
Logitech International SA, Registered Shares	13,557	705,798	(a)

Total Technology Hardware, Storage & Peripherals		1,391,981

TOTAL INFORMATION TECHNOLOGY		11,983,226

MATERIALS - 6.3%
Chemicals - 1.6%
Covestro AG	8,792	303,864	(a)
Mitsubishi Gas Chemical Co. Inc.	42,300	610,075	(a)
Mitsui Chemicals Inc.	20,300	432,813	(a)
Nitto Denko Corp.	10,200	660,701	(a)
Yara International ASA	13,188	553,452	(a)

Total Chemicals		2,560,905

Construction Materials - 0.3%
Taiheiyo Cement Corp.	26,400	393,064	(a)

Metals & Mining - 4.4%
ArcelorMittal SA	16,460	373,749	(a)
BHP Group Ltd.	37,492	1,048,418	(a)
BlueScope Steel Ltd.	57,043	625,813	(a)

See Notes to Schedule of Investments.

Franklin International Equity Fund 2022 Quarterly Report	7

FRANKLIN INTERNATIONAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Metals & Mining - continued
Evraz PLC	161,909	$0	(b)(c)
Glencore PLC	297,937	1,614,481	(a)
Jindal Steel & Power Ltd.	120,000	501,429	(a)
Lynas Rare Earths Ltd.	65,747	396,095	*(a)
Norsk Hydro ASA	89,720	505,776	(a)
Rio Tinto PLC	29,657	1,773,342	(a)
thyssenkrupp AG	40,672	230,752	*(a)

Total Metals & Mining		7,069,855

TOTAL MATERIALS		10,023,824

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Dexus	73,268	448,610	(a)
Klepierre SA	18,317	352,765	(a)
Stockland	197,823	493,081	(a)

Total Equity Real Estate Investment Trusts (REITs)		1,294,456

Real Estate Management & Development - 2.0%
CK Asset Holdings Ltd.	146,500	1,037,704	(a)
Daito Trust Construction Co. Ltd.	6,500	560,542	(a)
Daiwa House Industry Co. Ltd.	25,400	592,398	(a)
Sun Hung Kai Properties Ltd.	47,500	562,048	(a)
Swire Pacific Ltd., Class A Shares	78,500	471,688	(a)

Total Real Estate Management & Development		3,224,380

TOTAL REAL ESTATE		4,518,836

UTILITIES - 1.7%
Electric Utilities - 0.4%
Iberdrola SA	65,940	684,247	(a)

Gas Utilities - 0.5%
Tokyo Gas Co. Ltd.	36,600	757,233	(a)

Multi-Utilities - 0.8%
Centrica PLC	659,411	646,162	*(a)
Engie SA	50,839	590,058	(a)

Total Multi-Utilities		1,236,220

TOTAL UTILITIES		2,677,700

TOTAL COMMON STOCKS (Cost - $162,148,245)		145,891,323

See Notes to Schedule of Investments.

8	Franklin International Equity Fund 2022 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.4%
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.4%
Sartorius AG (Cost - $544,053)	0.378%	1,440	$503,002	(a)(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $162,692,298)			146,394,325

SHORT-TERM INVESTMENTS - 7.0%
Invesco Treasury Portfolio, Institutional Class (Cost - $11,182,521)	1.322%	11,182,521	11,182,521

TOTAL INVESTMENTS - 99.1% (Cost - $173,874,819)			157,576,846

Other Assets in Excess of Liabilities - 0.9%			1,493,877

TOTAL NET ASSETS - 100.0%			$159,070,723

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

(d)	The rate shown represents the yield as of June 30, 2022.

At June 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI EAFE Index Futures	116	9/22	$10,823,772	$10,768,280	$(55,492)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin International Equity Fund 2022 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

10

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

11

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$1,741,650	$17,714,077	—		$19,455,727
Consumer Staples	2,746,165	16,250,463	—		18,996,628
Financials	1,936,769	24,620,087	—		26,556,856
Health Care	380,970	18,186,661	—		18,567,631
Industrials	358,948	18,561,851	—		18,920,799
Information Technology	1,681,612	10,301,614	—		11,983,226
Materials	—	10,023,824	$0	**	10,023,824
Other Common Stocks	—	21,386,632	—		21,386,632
Preferred Stocks	—	503,002	—		503,002

Total Long-Term Investments	8,846,114	137,548,211	0	**	146,394,325

Short-Term Investments†	11,182,521	—	—		11,182,521

Total Investments	$20,028,635	$137,548,211	$0	**	$157,576,846

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts††	$55,492	—	—		$55,492

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
**	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

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